Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table reports the compensation of our CEO and the average compensation of the other Named Executive Officers (non-CEO NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.
			Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation “Actually Paid” to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for CEO(2) ($)	Compensation “Actually Paid” to CEO(3) ($)			Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return(4) ($)	Net Income ($ in thousands)(5)	SaaS and License Revenue(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	2,628,068	(1,979,284)	1,862,471	182,761	115.15	116.65	55,631	520,377
2021	3,613,596	1,586,343	2,220,484	1,494,706	197.37	174.36	51,175	460,372
2020	1,890,141	9,991,190	1,275,652	4,695,274	240.75	143.64	76,660	393,257

(1)
The CEO and non-CEO NEOs for each year reported were as follows: Stephen Trundle (PEO); Steve Valenzuela, Jeffrey Bedell, Daniel Kerzner, Daniel Ramos (Non-CEO NEOs)

(2)
The 2022 Summary Compensation Table totals reflected are as reported for the CEO and the average of the non-CEO NEOs for each of 2022, 2021, and 2020.

(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation “actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO).

			Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table (SCT) Total ($)	Stock Awards Deducted from SCT Total (a) ($)	Stock Awards Added to Compensation “Actually Paid” ($)	Stock Option Awards Deducted from SCT Total ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)	Total Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)	(e)
2022	CEO	2,628,068	1,477,500	(921,300)	718,568	(1,489,984)	(1,979,284)
	Non-CEO NEOs	1,862,471	908,663	(375,779)	368,266	(27,003)	182,761
2021	CEO	3,613,596	2,062,750	1,042,650	1,090,846	83,693	1,586,343
	Non-CEO NEOs	2,220,484	1,134,513	562,481	499,971	346,226	1,494,706
2020	CEO	1,890,141	948,500	4,652,750	417,641	4,814,440	9,991,190
	Non-CEO NEOs	1,275,652	497,963	2,539,217	206,343	1,584,710	4,695,274

(4)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group TSR represents TSR of the Nasdaq Composite Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(5)
Represents, in thousands, the amount of net income, reflected in the Company’s audited financial statements for the year indicated.

(6)
The Company has identified SaaS and License Revenue as our company-selected measure, as it represents the most important financial measure used to link compensation actually paid to the CEO and the non-CEO NEOs in 2022 to the Company’s performance. See Annex A for more information on the Company’s use of non-GAAP metrics, including GAAP to non-GAAP reconciliations.

Company Selected Measure Name	SaaS and License Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The CEO and non-CEO NEOs for each year reported were as follows: Stephen Trundle (PEO); Steve Valenzuela, Jeffrey Bedell, Daniel Kerzner, Daniel Ramos (Non-CEO NEOs)

(2)
The 2022 Summary Compensation Table totals reflected are as reported for the CEO and the average of the non-CEO NEOs for each of 2022, 2021, and 2020.

Peer Group Issuers, Footnote [Text Block]
(4)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group TSR represents TSR of the Nasdaq Composite Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 2,628,068	$ 3,613,596	$ 1,890,141
PEO Actually Paid Compensation Amount	$ (1,979,284)	1,586,343	9,991,190
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation “actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO).

			Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table (SCT) Total ($)	Stock Awards Deducted from SCT Total (a) ($)	Stock Awards Added to Compensation “Actually Paid” ($)	Stock Option Awards Deducted from SCT Total ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)	Total Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)	(e)
2022	CEO	2,628,068	1,477,500	(921,300)	718,568	(1,489,984)	(1,979,284)
	Non-CEO NEOs	1,862,471	908,663	(375,779)	368,266	(27,003)	182,761
2021	CEO	3,613,596	2,062,750	1,042,650	1,090,846	83,693	1,586,343
	Non-CEO NEOs	2,220,484	1,134,513	562,481	499,971	346,226	1,494,706
2020	CEO	1,890,141	948,500	4,652,750	417,641	4,814,440	9,991,190
	Non-CEO NEOs	1,275,652	497,963	2,539,217	206,343	1,584,710	4,695,274

Non-PEO NEO Average Total Compensation Amount	$ 1,862,471	2,220,484	1,275,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 182,761	1,494,706	4,695,274
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation “actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO).

			Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table (SCT) Total ($)	Stock Awards Deducted from SCT Total (a) ($)	Stock Awards Added to Compensation “Actually Paid” ($)	Stock Option Awards Deducted from SCT Total ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)	Total Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)	(e)
2022	CEO	2,628,068	1,477,500	(921,300)	718,568	(1,489,984)	(1,979,284)
	Non-CEO NEOs	1,862,471	908,663	(375,779)	368,266	(27,003)	182,761
2021	CEO	3,613,596	2,062,750	1,042,650	1,090,846	83,693	1,586,343
	Non-CEO NEOs	2,220,484	1,134,513	562,481	499,971	346,226	1,494,706
2020	CEO	1,890,141	948,500	4,652,750	417,641	4,814,440	9,991,190
	Non-CEO NEOs	1,275,652	497,963	2,539,217	206,343	1,584,710	4,695,274

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The Company considers the following to be the most important financial performance measures it uses to link actual compensation paid to its NEOs, for 2022, to Company performance. We do not currently use any other metrics, performance or otherwise, in our incentive compensation plans but may incorporate other metrics in the future.
•
SaaS and license revenue

•
Adjusted EBITDA

Total Shareholder Return Amount	$ 115.15	197.37	240.75
Peer Group Total Shareholder Return Amount	116.65	174.36	143.64
Net Income (Loss)	$ 55,631,000	$ 51,175,000	$ 76,660,000
Company Selected Measure Amount	520,377	460,372	393,257
PEO Name	Stephen Trundle (PEO)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	SaaS and license revenue
Non-GAAP Measure Description [Text Block]
(6)
The Company has identified SaaS and License Revenue as our company-selected measure, as it represents the most important financial measure used to link compensation actually paid to the CEO and the non-CEO NEOs in 2022 to the Company’s performance. See Annex A for more information on the Company’s use of non-GAAP metrics, including GAAP to non-GAAP reconciliations.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Stock Awards Deducted from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,477,500	$ 2,062,750	$ 948,500
PEO [Member] | Stock Awards Added to Compensation “Actually Paid” [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(921,300)	1,042,650	4,652,750
PEO [Member] | Stock Option Awards Deducted from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	718,568	1,090,846	417,641
PEO [Member] | Stock Option Awards Added to Compensation “Actually Paid” [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,489,984)	83,693	4,814,440
Non-PEO NEO [Member] | Stock Awards Deducted from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	908,663	1,134,513	497,963
Non-PEO NEO [Member] | Stock Awards Added to Compensation “Actually Paid” [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,779)	562,481	2,539,217
Non-PEO NEO [Member] | Stock Option Awards Deducted from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	368,266	499,971	206,343
Non-PEO NEO [Member] | Stock Option Awards Added to Compensation “Actually Paid” [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (27,003)	$ 346,226	$ 1,584,710